Interests in associates and joint ventures - Principal associates of HSBC (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Bank of Communications Co., Limited
Disclosure of associates [line items]
Carrying amount	$ 22,857	$ 21,248
Fair value	9,484	7,457
The Saudi British Bank
Disclosure of associates [line items]
Carrying amount	4,405	4,215
Fair value	$ 5,350	$ 4,197